Chapter 11 - Schedule of Allocation of Shares (Details) - shares	Jun. 30, 2022	Mar. 31, 2022	Feb. 23, 2022	Feb. 22, 2022	Feb. 21, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Shares issued (in shares)	49,999,998	49,999,998	49,999,998	49,999,998	100,384,435	100,384,435
% allocation				100.00%
Equity dilution on conversion of convertible bond				100.00%
Allocation to predecessor senior secured lenders
Reorganization, Chapter 11 [Line Items]
Shares issued (in shares)				41,499,999
% allocation				83.00%
Equity dilution on conversion of convertible bond				78.85%
Allocation to new money lenders - holders of subscription rights
Reorganization, Chapter 11 [Line Items]
Shares issued (in shares)				6,250,001
% allocation				12.50%
Equity dilution on conversion of convertible bond				11.87%
Allocation to new money lenders - backstop parties
Reorganization, Chapter 11 [Line Items]
Shares issued (in shares)				2,125,000
% allocation				4.25%
Equity dilution on conversion of convertible bond				4.04%
Allocation to predecessor shareholders
Reorganization, Chapter 11 [Line Items]
Shares issued (in shares)				124,998
% allocation				0.25%
Equity dilution on conversion of convertible bond				0.24%
Allocation to convertible bondholder
Reorganization, Chapter 11 [Line Items]
Shares issued (in shares)				0
% allocation				0.00%
Equity dilution on conversion of convertible bond				5.00%